Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Long/Short Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Long/Short Global Equity Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Long/Short Global Equity Fund SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

hartford ALTERNATIVE funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective July 31, 2018, the Hartford Long/Short Global Equity Fund will change its secondary benchmark, HFRX Equity Hedge Index, to the following blended benchmark: 60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.